Annual Operating Expenses {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund Retail PRO-05 - Fidelity Founders Fund - Fidelity Founders Fund	Jun. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%
Total annual operating expenses	0.90%